Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Profit or loss [Abstract]
Exploration and evaluation expenses	$ (26)	$ 0
General and administrative expenses
Office and administrative	(2,714)	(1,458)
Professional fees	(11,512)	(3,967)
Marketing and communication	(1,542)	(4,474)
Regulatory and transfer agent	(463)	(413)
Share-based compensation	(10,878)	(6,943)
Project holding costs	(5,148)	0
Depreciation	(125)	(179)
Loss from operations	(32,382)	(17,434)
Other income (expense)
Interest and finance income	11,338	2,260
Finance costs	(27,224)	0
Foreign exchange gain (loss)	5,010	(872)
Unrealized gain (loss) on investments at FVTPL	2,783	(331)
Gain on debt settlement of Vizsla Royalties	0	231
Gain on spin out of Vizsla Royalties	0	9,868
Share of income of share of Vizsla Royalties Corp.	1,936	354
Financing termination fees	(642)	0
Other income	955	104
Loss before income taxes	(38,252)	(5,820)
Current income tax	(433)	0
Net loss for the year	(38,685)	(5,820)
Items that will be reclassified subsequently
Translation gain (loss) on foreign operations	24,472	(10,260)
Comprehensive loss	$ (14,213)	$ (16,080)
Basic loss per share	$ (0.11)	$ (0.02)
Diluted loss per share	$ (0.11)	$ (0.02)
Weighted average number of common shares
Basic	338,886,497	267,326,705
Diluted	338,886,497	267,326,705